UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

SCHEDULE OF INVESTMENTS (Percentages are based on Net Assets of $28,084,745)
COMMON STOCK — 54.8%
	Shares	Value
CANADA — 0.4%
Agnico Eagle Mines	901	$26,526
Barrick Gold	3,202	31,732
Franco-Nevada	538	23,731
Goldcorp	2,192	24,857

		106,846

CHINA — 1.0%
Alibaba Group Holding ADR*	4,149	278,107

DENMARK — 1.4%
Novo Nordisk, Cl B	3,972	221,244
Vestas Wind Systems	2,775	180,627

		401,871

FRANCE — 1.4%
Total S.A.	8,880	394,331

GERMANY — 0.9%
Deutsche Boerse	2,642	225,319
Hannover Rueck	263	27,564

		252,883

IRELAND — 0.7%
Paddy Power	1,251	186,194

JAPAN — 7.6%
Bank of Yokohama	5,157	27,427
Fuji Heavy Industries	4,700	191,879
GMO internet	10,900	132,711
Mazda Motor	18,900	342,795
Mitsubishi UFJ Financial Group	50,700	260,755
Mizuho Financial Group	195,600	337,964
ORIX	32,800	469,327
Sumitomo Mitsui Financial Group	11,300	378,567

		2,141,425

NETHERLANDS — 1.2%
Royal Dutch Shell ADR, Cl A	7,294	320,425

UNITED KINGDOM — 2.2%
BP	67,339	361,505
HSBC Holdings	4,017	28,220

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED KINGDOM — (continued)
Rightmove	4,070	$231,196

		620,921

UNITED STATES — 38.0%
Activision Blizzard	697	24,270
Agilent Technologies	4,835	182,038
Alphabet, Cl C*	795	590,645
American International Group	8,669	489,625
Amgen	3,393	518,213
Bank of America	23,030	325,644
Boeing	1,779	213,711
Campbell Soup	5,592	315,445
Capital One Financial	5,317	348,902
CARBO Ceramics	13,483	223,144
Citigroup	681	28,997
Dow Chemical	7,897	331,674
Dril-Quip*	5,130	300,823
Equifax	2,174	230,009
Everest Re Group	159	28,451
Facebook, Cl A*	4,178	468,813
Gilead Sciences	832	69,056
Goldman Sachs Group	1,215	196,295
Home Depot	1,789	224,985
Intel	17,137	531,590
Juniper Networks	8,817	208,081
L Brands	1,528	146,917
Las Vegas Sands	5,850	263,835
Microsoft	11,268	620,754
MSCI, Cl A	2,553	175,749
National Oilwell Varco	6,487	211,087
Newmont Mining	1,525	30,439
NIKE, Cl B	3,295	204,323
Oaktree Capital Group(2)	4,157	181,910
Pfizer	7,887	240,475
Red Hat*	3,617	253,371
Sabre	5,700	145,977
Scripps Networks Interactive, Cl A	7,723	470,871
Sirius XM Holdings*	83,701	309,694
Starbucks	4,448	270,305
VeriSign*	2,572	194,443
Visa, Cl A	4,363	325,000
Waters*	1,572	190,542
WD-40	2,173	224,471

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

COMMON STOCK — continued
	Shares	Value
UNITED STATES — (continued)
Xilinx	7,228	$363,352

		10,673,926

TOTAL COMMON STOCK (Cost $15,989,982)		15,376,929

CORPORATE OBLIGATIONS — 5.2%
	Face Amount	Value
CANADA — 1.7%
Teck Resources
4.500%, 01/15/21	$296,000	162,060
3.000%, 03/01/19	245,000	154,350
2.500%, 02/01/18	205,000	168,356

		484,766

UNITED STATES — 3.5%
Ensco
4.700%, 03/15/21	176,000	117,019
Transocean
7.125%, 12/15/21	243,000	142,763
6.500%, 11/15/20	235,000	141,881
United States Steel
7.000%, 02/01/18	239,000	150,570
6.050%, 06/01/17	195,000	150,618
Weatherford International
5.125%, 09/15/20	176,647	125,861
4.500%, 04/15/22	226,968	149,231

		977,943

TOTAL CORPORATE OBLIGATIONS (Cost $1,557,558)		1,462,709

TOTAL INVESTMENTS — 60.0% (Cost $17,547,540)(1)		$16,839,638

*	Non-income producing security.
(1)	At January 31, 2016, the tax basis cost of the Fund’s investments was $17,547,540 and the unrealized appreciation and depreciation were $296,651 and $(1,004,553), respectively.
(2)	Security considered Master Limited Partnership. At January 31, 2016, these securities amounted to $181,910 or 0.6% of Net Assets.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

A list of the open futures contracts held by the Chiron Capital Allocation Fund (the “Fund”) at January 31, 2016, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Notional Amount	Unrealized Appreciation
Euro-Bund	6	Mar-2016	$1,037,604	$29,826
Euro-Buxl	4	Mar-2016	684,179	20,503
Euro-Oat	4	Mar-2016	666,255	14,225
Euro-Schatz	5	Mar-2016	607,230	1,830
Japanese 10-Year MINI	3	Mar-2016	368,706	4,335
Long Gilt	2	Mar-2016	357,652	7,180
U.S. 2-Year Treasury Note	3	Apr-2016	652,360	3,509
U.S. 5-Year Treasury Note	4	Apr-2016	474,844	7,835
U.S. 10-Year Treasury Note	4	Mar-2016	505,812	12,491
U.S. Long Treasury Bond	5	Mar-2016	798,907	6,238

			$6,153,549	$107,972

For the period ended January 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at January 31, 2016, is as follows:

Counterparty	Settlement Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
UBS	2/8/16	CAD	230,718	USD	163,788	$(166)
UBS	2/8/16	CHF	188,856	USD	187,461	3,076
UBS	2/8/16	EUR	1,539,774	USD	1,656,689	(9,663)
UBS	2/8/16	GBP	308,786	USD	437,000	(1,000)
UBS	2/8/16	JPY	243,748,812	USD	2,055,132	41,417
UBS	2/8/16	SEK	326,730	USD	37,989	(126)
UBS	2/8/16	USD	163,045	CAD	230,718	909
UBS	2/8/16	USD	1,500,000	JPY	178,829,000	(22,616)

						$11,831

For the period ended January 31, 2016, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open centrally cleared swap agreements held by the Fund at January 31, 2016, is as follows:

Credit Default Swaps
Reference	Buy/Sell	(Pays)/Receives	Termination	Notional	Net Unrealized
Entity/Obligation	Protection	Rate	Date	Amount	Depreciation
CDX IG CDSI S25 5Y	SELL	1.00%	12/20/20	$(1,050,000)	$(9,986)

A list of the open OTC swap agreements held by the Fund at January 31, 2016, is as follows:

Total Return Swaps
Counterparty	Reference Entity/Obligation	Fund Pays	Fund Receives	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
UBS	Acadia Healthcare	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED - 35 BPS	12/18/17	$54,407	$(280)
UBS	Aercap Holdings	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED - 35 BPS	12/7/17	(1,873)	4,089
UBS	Monster Beverage	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED - 35 BPS	12/18/17	54,467	(486)
UBS	UBSCIMEU Basket Swap**	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED - 40 BPS	12/7/17	(153,379)	(3,800)
UBS	UBSCIMUS Basket Swap**	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED - 35 BPS	12/18/17	(2,979,018)	5,493
UBS	UBSCIMJN Basket Swap**	USD 1M LIBOR BBA + 50 BPS	USD 1D FUNDS FED - 45 BPS	12/1/17	(903,727)	(37,247)

					$(3,929,123)	$(32,231)

**	The following table represents the individual common stock exposure comprising the UBS Equity Basket Swaps as of January 31, 2016.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

UBS Equity Basket Swaps
Shares	Description	Notional Amount	Unrealized Gain (Loss)
UBSCIMEU Index
1,343	Johnson Matthey PLC	$(50,901)	$(1,261)
6,011	Rolls-Royce Holdings PLC	(51,294)	(1,271)
2,266	Zodiac Aerospace	(51,184)	(1,268)

		$(153,379)	$(3,800)

UBSCIMUS Index
363	Affiliated Managers Group	$(77,249)	$142
6,678	Alcoa	(77,204)	142
301	Alexion Pharmaceuticals	(69,659)	128
632	Alnylam Pharmaceuticals	(69,096)	127
757	American Express	(64,227)	118
566	BioMarin Pharmaceutical	(66,440)	123
284	Boston Beer	(80,731)	149
1,075	Cabela’s	(71,721)	132
1,029	CarMax	(72,095)	133
831	Cavium	(76,132)	140
1,461	Cheniere Energy	(69,624)	128
2,069	Cheniere Energy Partners LP	(77,796)	144
111	Chipotle Mexican Grill	(79,737)	147
630	Dollar Tree	(81,246)	150
904	Endo International PLC	(79,523)	147
2,185	Enterprise Products Partners LP	(82,851)	153
1,443	Franklin Resources	(79,316)	146
569	Hershey	(79,507)	147
2,728	Horizon Pharma PLC	(75,709)	140
393	Intercept Pharmaceuticals	(66,207)	122
387	Jazz Pharmaceuticals PLC	(79,011)	146
3,575	KKR & Co LP	(77,275)	143
5,374	LendingClub	(62,895)	116
1,147	Lennar	(76,670)	141
1,661	Lions Gate Entertainment	(68,882)	127
770	Mallinckrodt PLC	(70,934)	131
387	Martin Marietta Materials	(77,072)	142
564	McGraw Hill Financial	(76,044)	140
1,293	Medivation	(67,052)	124
648	NetSuite	(71,287)	131
718	Restoration Hardware Holdings	(70,163)	129
2,034	SunPower	(82,060)	151
237	Tesla Motors	(71,862)	133
2,549	Twitter	(67,912)	125
662	Under Armour	(89,688)	165
494	Vertex Pharmaceuticals	(71,095)	131
595	Walgreens Boots Alliance	(75,223)	139
1,359	WhiteWave Foods	(81,358)	150
1,523	Whole Foods Market	(70,791)	131
1,617	Yahoo!	(75,674)	140

		$(2,979,018)	$5,493

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

UBS Equity Basket Swaps (continued)
Shares	Description	Notional Amount	Unrealized Gain (Loss)
UBSCIMJN Index
2,600	Asics	$(50,471)	$(2,080)
1,200	Calbee	(52,099)	(2,147)
100	Fast Retailing Ltd	(33,741)	(1,391)
5,800	Hulic Ltd	(52,247)	(2,153)
1,200	Japan Airport Terminal Ltd	(50,045)	(2,063)
100	Keyence	(49,096)	(2,024)
2,400	M3	(57,483)	(2,369)
5,900	Minebea Ltd	(47,864)	(1,973)
2,000	Mitsui Fudosan Ltd	(49,219)	(2,029)
700	Nidec	(49,794)	(2,052)
2,400	Nippon Paint Holdings Ltd	(47,664)	(1,964)
800	Oriental Land Ltd/Japan	(53,542)	(2,207)
4,500	Rakuten	(48,537)	(2,000)
1,800	Sumitomo Realty & Development Ltd	(52,752)	(2,174)
2,600	Unicharm	(53,176)	(2,192)
1,100	Yakult Honsha Ltd	(52,924)	(2,181)
2,300	Yamaha Motor Ltd	(47,919)	(1,975)
2,400	Yamato Holdings Ltd	(55,154)	(2,273)

		$(903,727)	$(37,247)

For the period ended January 31, 2016, the total amount of all open swap agreements, as presented in the tables above, are representative of the volume of activity for this derivative type during the period.

ADR — American Depositary Receipt

BPS — Basis Points

CAD — Canadian Dollar

CHF — Swiss Franc

Cl — Class

EUR — Euro

GBP — British Pound Sterling

JPY — Japanese Yen

LIBOR — London Interbank Offered Rate

LP — Limited Partnership

Ltd — Limited

N.A. — National Association

OTC — Over the Counter

PLC — Public Limited Company

SEK — Swedish Krone

USD — U.S. Dollar

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2016:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Canada	$106,846	$—	$—	$106,846
China	278,107	—	—	278,107
Denmark	—	401,871	—	401,871
France	—	394,331	—	394,331
Germany	—	252,883	—	252,883
Ireland	186,194	—	—	186,194
Japan	132,711	2,008,714	—	2,141,425
Netherlands	320,425	—	—	320,425
United Kingdom	—	620,921	—	620,921
United States	10,673,926	—	—	10,673,926

Total Common Stock	11,698,209	3,678,720	—	15,376,929
Corporate Obligations	—	1,462,709	—	1,462,709

Total Investments in Securities	$11,698,209	$5,141,429	$—	$16,839,638

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts‡
Unrealized Appreciation	$107,972	$—	$—	$107,972
Forwards Contracts‡
Unrealized Appreciation	—	45,402	—	45,402
Unrealized Depreciation	—	(33,571)	—	(33,571)
Centrally Cleared Swaps‡
Credit Default Swaps
Unrealized Depreciation	—	(9,986)	—	(9,986)
OTC Swaps‡
Total Return Swaps
Unrealized Appreciation	—	9,582	—	9,582
Unrealized Depreciation	—	(41,813)	—	(41,813)

Total Other Financial Instruments	$107,972	$(30,386)	$—	$77,586

‡	Futures contracts, forwards contracts and swaps are valued at the unrealized appreciation/(depreciation) on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. As of January 31, 2016, securities with a total value $3,678,720 were classified as Level 2 due to the application of the fair value provided by MarkIt. There were no other significant transfers between Level 1 and 2 assets for the period ended January 31, 2016. All other transfers were considered to have occurred as of the end of the period. For the period ended January 31, 2016, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Notes to Schedule of Investments.

CHI-QH-001-0100

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. On the first day a new debt security purchase is recorded, if a price is not available on the automated pricing feeds from our primary and secondary pricing vendors nor is it available from an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Trusts’ Fair Value Procedures until an independent source can be secured. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value provided that it is determined the amortized cost continues to approximate fair value. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If Chiron Investment Management LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and can request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2016 (Unaudited)

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

•	Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended January 31, 2016, there have been no significant changes to the Fund’s fair valuation methodology.

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 31, 2016

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: March 31, 2016